SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Common Stock (Details)	4 Months Ended
Dec. 31, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross Proceeds	$ 207,000,000
Proceeds allocated to Public Rights	(17,595,000)
Common stock issuance costs	(4,552,520)
Carrying value to redemption value	24,217,520
Common stock subject to possible redemption	$ 209,070,000